Goodwill and Other Intangible Assets - Changes in Goodwill and Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	¥ 23,253	¥ 5,251
Ending balance	22,393	23,253
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	29,838	10,008
Acquisitions	3,223	2,490
Acquisition through business combinations	1,224	17,881
Loss of control of subsidiaries(6)	(2,977)
Disposals or sales	(8)	(1,248)
Exchange differences	(706)	695
Other	(191)	12
Ending balance	30,403	29,838
Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,585	4,757
Loss of control of subsidiaries(6)	(1,086)
Disposals or sales	(6)	(277)
Amortization	2,716	1,627
Impairment	212	214
Exchange differences	(297)	273
Other	(114)	(9)
Ending balance	8,010	6,585
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	16,767	3,400
Ending balance	17,095	16,767
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	19,093	5,592
Acquisition through business combinations	1,224	13,114
Loss of control of subsidiaries(6)	(560)
Exchange differences	(464)	387
Other	(45)
Ending balance	19,248	19,093
Goodwill [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,326	2,192
Exchange differences	(173)	134
Ending balance	2,153	2,326
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	988	358
Ending balance	734	988
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,350	1,487
Acquisitions	225	247
Acquisition through business combinations		588
Loss of control of subsidiaries(6)	(191)
Disposals or sales	(8)	(57)
Exchange differences	(61)	84
Other		1
Ending balance	2,315	2,350
Software [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,362	1,129
Loss of control of subsidiaries(6)	(50)
Disposals or sales	(6)	(35)
Amortization	262	210
Impairment	52
Exchange differences	(39)	67
Other		(9)
Ending balance	1,581	1,362
Music rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	460	433
Exchange differences	(35)	27
Ending balance	425	460
Music rights [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	460	433
Exchange differences	(35)	27
Ending balance	425	460
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	416	275
Ending balance	238	416
Customer relationships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	741	487
Acquisition through business combinations		249
Exchange differences	(18)	5
Ending balance	723	741
Customer relationships [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	325	212
Amortization	168	108
Exchange differences	(8)	5
Ending balance	485	325
Game publishing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,465
Ending balance		1,465
Game publishing rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,749
Acquisition through business combinations		1,640
Loss of control of subsidiaries(6)	(1,790)
Exchange differences	41	109
Ending balance		1,749
Game publishing rights [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	284
Loss of control of subsidiaries(6)	(912)
Amortization	636	270
Exchange differences	(8)	14
Ending balance		284
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,617	1,218
Ending balance	4,326	3,617
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,445	2,009
Acquisitions	2,998	2,243
Acquisition through business combinations		2,290
Loss of control of subsidiaries(6)	(436)
Disposals or sales		(1,191)
Exchange differences	(169)	83
Other	(146)	11
Ending balance	7,692	5,445
Other intangible assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,828	791
Loss of control of subsidiaries(6)	(124)
Disposals or sales		(242)
Amortization	1,650	1,039
Impairment	160	214
Exchange differences	(34)	26
Other	(114)	0
Ending balance	¥ 3,366	¥ 1,828